January 14, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	TCW Funds (the “Registrant”)

File No. 033-52272

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Registrant’s High Yield Bond Fund, as contained in the supplement dated December 27, 2012 to the Prospectus dated February 28, 2012, as amended May 31, 2012, filed electronically via EDGAR with the Securities and Exchange Commission on December 27, 2012 with an effective date of January 1, 2013 (Accession No. 0001193125-12-516219).

If you have any questions concerning this filing, you may contact me at (617) 662-3239.

Very truly yours,

/s/ Michael Hill
Michael Hill